Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Earnings to Common Shareholders
Basic EPS	$ 1,330	$ 1,231
Potential dilutive effect of stock options	0	0
Diluted EPS	$ 1,330	$ 1,231
Weighted Average Shares
Basic EPS (shares)	478.6	470.9
Potential dilutive effect of stock options (shares)	0.4	0.5
Diluted EPS (shares)	479.0	471.4
EPS
Basic (CAD per share)	$ 2.78	$ 2.61
Diluted (CAD per share)	$ 2.78	$ 2.61